Acquisitions (Details) - USD ($)	6 Months Ended
	Sep. 30, 2023	Jan. 04, 2023	Oct. 26, 2022	Jul. 20, 2022
Acquisitions [Abstract]
Net assets acquired (in Dollars)	$ 3,600,000
Shareholders’ equity (in Dollars)	2,840,000
Capital reserve (in Dollars)	$ 740,000
All Seas Global Limited [Member]
Acquisitions [Abstract]
Equity interests, percentage			60.00%	100.00%
Tokyo Lifestyle Limited [Member]
Acquisitions [Abstract]
Equity interests, percentage		40.00%		100.00%
Reiwatakiya [Member]
Acquisitions [Abstract]
Equity interests, percentage			60.00%
Net liabilities acquired (in Dollars)			$ 2,502